Non-current Assets - Intangible Assets - Summary of Carrying Amount of Goodwill (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Total carrying amount of goodwill	$ 11,975,024	$ 11,975,024
NOVONIX Anode Materials
Disclosure of detailed information about intangible assets [line items]
Total carrying amount of goodwill	$ 11,975,024	$ 11,975,024